Fair Value Measurement - Plan Investments Measured at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 1,267,315,757	$ 1,108,172,985
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	1,267,315,757	1,108,172,985
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Money market fund and cash | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total	11,646,159	6,718,880
Money market fund and cash | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	11,646,159	6,718,880
Money market fund and cash | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Money market fund and cash | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Polaris Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total	13,738,232	8,867,204
Polaris Inc. common stock | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total	13,738,232	8,867,204
Polaris Inc. common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	13,738,232	8,867,204
Polaris Inc. common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Polaris Inc. common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Mutual funds | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total	339,157,838	319,545,834
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	339,157,838	319,545,834
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Self-directed brokerage accounts | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total	34,869,009	26,940,393
Self-directed brokerage accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	34,869,009	26,940,393
Self-directed brokerage accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Self-directed brokerage accounts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Common collective trust funds | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total	867,904,519	746,100,674
Common collective trust funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	867,904,519	746,100,674
Common collective trust funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Common collective trust funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 0	$ 0